Schedule of Fair Value Assumptions of Conversion Features (Details) - Unbrokered private placement of convertible debt [member]	12 Months Ended
Dec. 31, 2020
Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Dividend yield	0.13
Expected life measurement input [member]
IfrsStatementLineItems [Line Items]
Expected life (years)	1 year 3 days
Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Dividend yield	228
Dividend yield measurement input [member]
IfrsStatementLineItems [Line Items]
Dividend yield	0